SIGNIFICANT COMMITMENTS AND AGREEMENTS - Operating lease commitments (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease commitments
Future minimum lease receivables	Rp 12,299	Rp 8,526
Minimum
Operating lease commitments
Non-cancelable lease term	1 year
Maximum
Operating lease commitments
Non-cancelable lease term	10 years
Less than one year
Operating lease commitments
Future minimum lease receivables	Rp 2,012	1,722
1-5 years
Operating lease commitments
Future minimum lease receivables	5,909	4,446
Thereafter
Operating lease commitments
Future minimum lease receivables	Rp 4,378	Rp 2,358